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       [LETTERHEAD OF SUTHERLAND, ASBILL & BRENNAN, L.L.P. APPEARS HERE]


                                                             December 17, 1996

                                        VIA EDGAR
                                        ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Rule 497(b) Filing for Southland Separate Account L1 of Southland Life Insurance Company (File No. 33-97852)
              -----------------------------------------------------------------

Commissioners:

              On behalf of Southland Life Insurance Company and Southland Separate Account L1 (the "Account"), we are transmitting for filing pursuant to Rule 497(b) under the Securities Act of 1933 and Rule 101(a) of Regulation S-T, a conformed electronic format copy of a supplement to the prospectus dated October 28, 1996 for a flexible premium variable life insurance policy issued through the Account. The supplement to the prospectus is in the exact form in which it will be used.

              If you have any questions, please telephone the undersigned at
(202) 383-0197.

                                        Sincerely,

                                        /s/ Susan S. Krawczyk
                                        ---------------------
                                        Susan S. Krawczyk

Enclosures

cc: B. Scott Burton, Esq.
    Lloyd F. Bernard, Esq.

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                 Prospectus Supplement Dated December 18, 1996
                                      to
                       Prospectus Dated October 28, 1996
                                      for
              A FLEXIBLE PREMIUM ADJUSTABLE COMBINATION FIXED AND
                        VARIABLE LIFE INSURANCE POLICY
                                   issued by
                     SOUTHLAND LIFE INSURANCE COMPANY AND
                         SOUTHLAND SEPARATE ACCOUNT L1

                5780 Powers Ferry Road, N.W., Atlanta, GA 30340
                                (770) 980-5100

    This supplement should be retained with your prospectus for the Policy.

The attached prospectus includes hypothetical illustrations at pages 21 through 26 showing, among other things, hypothetical Cash Surrender Values and hypothetical Accumulation Values over a period of years for several sample policies. In each illustration, the correct Cash Surrender Value for each Policy Year beginning with the 15th Policy Year is the same amount as the Accumulation Value given for that year, rather than the Cash Surrender Value currently indicated in the illustrations.